Note 2 - Summary of Significant Accounting Policies: Basis of Presentation (Policies)	4 Months Ended
Oct. 09, 2020
Since Inception
Basis of Presentation	Basis of Presentation The accompanying financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).